Restatement of Quarterly Financial Information (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2021
P3 Health Partners Inc.
Restatement of previously issued financial statements

	As Previously	Network	Preferred Returns	Class A Units	Revenue
	Reported	Adjustments	Adjustments	Adjustment	Adjustments	As Restated
Condensed Consolidated Balance Sheet as of September 30, 2021 (Unaudited)
Class A Units Subject to Possible Redemption	$—	$—	$—	$43,656,270	$—	$43,656,270
Class D Units Subject to Possible Redemption	54,936,716	—	(7,895,162)	—	—	47,041,554
Contributed Capital	41,764,270	—	—	(41,764,270)	—	—
Class A Preferred Returns	6,594,660	—	(6,594,660)	—	—	—
Accumulated Equity-Based Compensation	2,747,960	—	—	(921,092)	—	1,826,868
Retained Loss from Non-Controlling Interests	(26,231,059)	26,231,059	—	—	—	—
Accumulated Deficit (formerly Accumulated Loss from Controlling Interest)	(203,942,517)	(26,231,059)	14,489,765	(970,908)	—	(216,654,719)

Condensed Consolidated Statement of Operations for the Nine Months Ended September 30, 2021 (Unaudited)
Capitated Revenue	$447,137,121	$—	$—	$—	$(3,539,071)	$443,598,050
Other Patient Service Revenue	12,366,111	—	—	—	(3,893,823)	8,472,288
Total Operating Revenue	459,503,232	—	—	—	(7,432,894)	452,070,338
Medical Expenses	459,233,085	—	—	—	(899,940)	458,333,145
Total Operating Expenses	520,053,309	—	—	—	(899,940)	519,153,369
Operating Loss	(60,550,077)	—	—	—	(6,532,954)	(67,083,031)
Interest Expense, net	(13,130,628)	—	6,107,441	—	—	(7,023,187)
Total Other Expenses	(25,193,893)	—	6,107,441	—	—	(19,086,452)
Net Loss Attributable to Non-Controlling Interests	(8,043,678)	8,043,678	—	—	—	—
Net Loss (formerly Net Loss Attributable to Controlling Interests)	(77,700,292)	(8,043,678)	6,107,441	—	(6,532,954)	(86,169,483)

Condensed Consolidated Statement of Operations for the Three Months Ended September 30, 2021 (Unaudited)
Capitated Revenue	$152,276,992	$—	$—	$—	796,003	$153,072,995
Other Patient Service Revenue	4,243,263	—	—	—	(1,130,303)	3,112,960
Total Operating Revenue	156,520,255	—	—	—	(334,300)	156,185,955
Medical Expenses	161,662,423	—	—	—	(334,300)	161,328,123
Total Operating Expenses	184,643,797	—	—	—	(334,300)	184,309,497
Interest Expense, net	(4,643,254)	—	2,114,063	—	—	(2,529,191)
Total Other Expenses	(6,044,940)	—	2,114,063	—	—	(3,930,877)
Net Loss Attributable to Non-Controlling Interests	(2,801,965)	2,801,965	—	—	—	—
Net Loss (formerly Net Loss Attributable to Controlling Interests)	(31,366,517)	(2,801,965)	2,114,063	—	—	(32,054,419)

Condensed Consolidated Statement of Changes in Members' Deficit for the Nine Months Ended September 30, 2021
Preferred Return at 8% for Class A Units	$2,779,619	$—	$(2,779,619)	$—	—	$—
Net Loss	(85,743,970)	—	6,107,441	—	(6,532,954)	(86,169,483)
Balance as of September 30, 2021	(179,246,686)	—	7,895,167	(43,656,331)	—	(215,007,850)

Condensed Consolidated Statement of Changes in Members' Deficit for the Three Months Ended September 30, 2021
Preferred Return at 8% for Class A Units	$962,163	$—	$(962,163)	$—	—	$—
Net Loss	(34,168,482)	—	2,114,063	—	—	(32,054,419)
Balance as of September 30, 2021	(179,246,686)	—	7,895,167	(43,656,331)	—	(215,007,850)

Condensed Consolidated Statement of Cash Flows for the Nine Months Ended September 30, 2021
Net Loss	$(85,743,970)	$—	$6,107,441	$—	(6,532,954)	$(86,169,483)
Health Plan Settlements Receivable/Premiums Receivable	(7,417,477)	—	—	—	6,532,954	(884,523)
Class A and Class D Preferred Returns	6,107,441	—	(6,107,441)	—	—	—

	As Previously	Network	Preferred Returns	Class A Units	Revenue
	Reported	Adjustments	Adjustments	Adjustments	Adjustment	As Restated
Condensed Consolidated Balance Sheet as of June 30, 2021 (Unaudited)
Class A Units Subject to Possible Redemption	$—	$—	$—	$43,656,270	$—	$43,656,270
Class D Units Subject to Possible Redemption	53,784,760	—	(6,743,207)	—	—	47,041,553
Contributed Capital	41,764,270	—	—	(41,764,270)	—	—
Class A Preferred Returns	5,632,496	—	(5,632,496)	—	—	—
Accumulated Equity-Based Compensation	2,392,875	—	—	(921,092)	—	1,471,783
Retained Loss from Non-Controlling Interests	(23,429,094)	23,429,094	—	—	—	—
Accumulated Deficit (formerly Accumulated Loss from Controlling Interest)	(172,576,003)	(23,429,094)	12,375,705	(970,908)	—	(184,600,300)

Condensed Consolidated Statement of Operations for the Six Months Ended June 30, 2021 (Unaudited)
Capitated Revenue	$294,860,130	$—	$—	$—	$(4,335,073)	$290,525,057
Other Patient Service Revenue	8,122,849	—	—	—	(2,763,520)	5,359,329
Total Operating Revenue	302,982,979	—	—	—	(7,098,593)	295,884,386
Medical Expenses	297,570,662	—	—	—	(565,640)	297,005,022
Total Operating Expenses	335,409,517	—	—	—	(565,640)	334,843,877
Operating Loss	(32,426,538)	—	—	—	(6,532,953)	(38,959,491)
Interest Expense, net	(8,487,374)	—	3,993,325	—	—	(4,494,049)
Total Other Expenses	(19,148,953)	—	3,993,325	—	—	(15,155,628)
Net Loss Attributable to Non-Controlling Interests	(5,241,713)	5,241,713	—	—	—	—
Net Loss (formerly Net Loss Attributable to Controlling Interests)	(46,333,778)	(5,241,713)	3,993,325	—	(6,532,953)	(54,115,119)

Condensed Consolidated Statement of Operations for the Three Months Ended June 30, 2021 (Unaudited)
Capitated Revenue	$147,159,665	$—	$—	$—	$(5,598,799)	$141,560,866
Other Patient Service Revenue	4,258,933	—	—	—	(1,233,356)	3,025,577
Total Operating Revenue	151,418,598	—	—	—	(6,832,155)	144,586,443
Medical Expenses	150,679,717	—	—	—	(299,200)	150,380,517
Total Operating Expenses	170,856,707	—	—	—	(299,200)	170,557,507
Operating Loss	(19,438,108)	—	—	—	(6,532,955)	(25,971,063)
Interest Expense, net	(4,406,240)	—	2,036,476	—	—	(2,369,764)
Total Other Expenses	(5,529,823)	—	2,036,476	—	—	(3,493,347)
Net Loss Attributable to Non-Controlling Interests	(1,959,421)	1,959,421	—	—	—	—
Net Loss (formerly Net Loss Attributable to Controlling Interests)	(23,008,510)	(1,959,421)	2,036,476	—	(6,532,955)	(29,464,410)

Condensed Consolidated Statement of Changes in Members' Deficit for the Six Months Ended June 30, 2021
Preferred Return at 8% for Class A Units	$1,817,564	$—	$(1,817,564)	$—	—	$—
Net Loss	(51,575,491)	—	3,993,325	—	(6,532,953)	(54,115,119)
Balance as of June 30,2021	(146,395,455)	—	6,743,106	(43,656,170)	—	(183,308,519)

Condensed Consolidated Statement of Changes in Members' Deficit for the Three Months Ended June 30, 2021
Preferred Return at 8% for Class A Units	$926,852	$—	$(926,852)	$—	—	$—
Net Loss	(24,967,931)	—	2,036,476	—	(6,532,955)	(29,464,410)
Balance as of June 30,2021	(146,395,455)	—	6,743,106	(43,656,170)	—	(183,308,519)

Condensed Consolidated Statement of Cash Flows for the Six Months Ended June 30, 2021
Net Loss	$(51,575,491)	$—	$3,993,325	$—	(6,532,953)	$(54,115,119)
Health Plan Settlements Receivable/Premiums Receivable	(5,320,861)	—	—	—	6,532,953	1,212,092
Class A and Class D Preferred Returns	3,993,325	—	(3,993,325)	—	—	—

*Rounding may cause variances

	As Previously	Network	Preferred Returns	Class A Units	Revenue
	Reported	Adjustment	Adjustment	Adjustments	Adjustment	As Restated

Condensed Consolidated Balance Sheet as of March 31, 2021 (Unaudited)
Health Plan Settlement Receivables	$3,687,918	$—	$—	$—	$6,532,954	$10,220,872
Total Current Assets	78,762,484	—	—	—	6,532,954	85,295,438
Total Assets	94,189,692	—	—	—	6,532,954	100,722,646
Class A Units Subject to Possible Redemption	—	—	—	43,656,270	—	43,656,270
Class D Units Subject to Possible Redemption	52,675,137	—	(5,633,583)	—	—	47,041,554
Contributed Capital	41,764,270	—	—	(41,764,270)	—	—
Class A Preferred Returns	4,705,644	—	(4,705,644)	—	—	—
Accumulated Equity-Based Compensation	1,829,084	—	—	(921,092)	—	907,992
Retained Loss from Non-Controlling Interests	(21,469,673)	21,469,673	—	—	—	—
Accumulated Deficit (formerly Accumulated Loss from Controlling Interest)	(149,567,493)	(21,469,673)	10,339,227	(970,908)	6,532,954	(155,135,893)
Total Liabilities, Mezzanine Equity & Members' Equity (Deficit)	94,189,692	—	—	—	6,532,954	100,722,646

Condensed Consolidated Statement of Operations for the Three Months Ended March 31, 2021 (Unaudited)
Capitated Revenue	$147,700,465	$—	$—	$—	$1,263,725	$148,964,190
Other Patient Service Revenue	3,863,915	—	—	—	(1,530,165)	2,333,750
Total Operating Revenue	151,564,380	—	—	—	(266,440)	151,297,940
Medical Expenses	146,890,945	—	—	—	(266,440)	146,624,505
Total Operating Expenses	164,552,810	—	—	—	(266,440)	164,286,370
Interest Expense, net	(4,081,134)	—	1,956,848	—	—	(2,124,286)
Total Other Expenses	(13,619,130)	—	1,956,848	—	—	(11,662,282)
Net Loss Attributable to Non-Controlling Interests	(3,282,292)	3,282,292	—	—	—	—
Net Loss (formerly Net Loss Attributable to Controlling Interests)	(23,325,268)	(3,282,292)	1,956,848	—	—	(24,650,712)

Condensed Consolidated Statements of Changes in Members' Deficit for the 3 Months Ended March 31, 2021
Preferred Return at 8% for Class A Units	$890,612	$—	$(890,612)	$—	—	$—
Net Loss	(26,607,560)	—	1,956,848	—	—	(24,650,712)
Balance as of March 31,2021	(122,918,168)	—	5,633,581	(43,656,269)	6,532,954	(154,407,902)

Condensed Consolidated Statements of Cash Flows for the 3 Months Ended March 31, 2021
Net Loss	$(26,607,560)	$—	$1,956,848	—	—	$(24,650,712)
Class A and Class D Preferred Returns	1,956,848	—	(1,956,848)	—	—	—

*Rounding may cause variances

	As Previously	Network	Preferred Returns	Class A Units	Capitated Revenue
	Reported	Adjustments	Adjustments	Adjustments	Adjustments	As Restated

Condensed Consolidated Statement of Operations for the Nine Months Ended September 30, 2020 (Unaudited)
Capitated Revenue	$351,018,290	$—	$—	$—	$1,630,111	$352,648,401
Other Patient Service Revenue	9,645,990	—	—	—	(2,230,451)	7,415,539
Total Operating Revenue	360,664,280	—	—	—	(600,340)	360,063,940
Medical Expenses	348,258,272	—	—	—	(600,340)	347,657,932
Total Operating Expenses	384,971,257	—	—	—	(600,340)	384,370,917
Interest Expense, net	(6,877,619)	—	5,577,812	—	—	(1,299,807)
Total Other Expenses	(6,877,619)	—	5,577,812	—	—	(1,299,807)
Net Loss Attributable to Non-Controlling Interests	(3,449,955)	3,449,955	—	—	—	—
Net Loss (formerly Net Loss Attributable to Controlling Interests)	(27,734,641)	(3,449,955)	5,577,812	—	—	(25,606,784)

Condensed Consolidated Statement of Operations for the Three Months Ended September 30, 2020 (Unaudited)
Capitated Revenue	$124,461,275	$—	$—	$—	$721,351	$125,182,626
Other Patient Service Revenue	4,379,716	—	—	—	(1,018,851)	3,360,865
Total Operating Revenue	128,840,991	—	—	—	(297,500)	128,543,491
Medical Expenses	127,015,976	—	—	—	(297,500)	126,718,476
Total Operating Expenses	142,355,570	—	—	—	(297,500)	142,058,070
Interest Expense, net	(2,316,579)	—	1,859,270	—	—	(457,309)
Total Other Expenses	(2,316,579)	—	1,859,270	—	—	(457,309)
Net Income Attributable to Non-Controlling Interests	875,560	(875,560)	—	—	—	—
Net Loss (formerly Net Loss Attributable to Controlling Interests)	(16,706,718)	875,560	1,859,270	—	—	(13,971,888)

Condensed Consolidated Statements of Changes in Members' Deficit for the 9 Months Ended September 30, 2020
Preferred Return at 8% for Class A Units	$2,534,853	$—	$(2,534,853)	$—	$—	$—
Net Loss	(31,184,596)	—	5,577,812	—	—	(25,606,784)
Balance as of September 30, 2020	(84,110,848)	—	3,558,027	(43,656,271)	—	(124,209,092)

Condensed Consolidated Statements of Changes in Members' Deficit for the 3 Months Ended September 30, 2020
Preferred Return at 8% for Class A Units	$840,805	$—	$(840,805)	$—	$—	$—
Net Loss	(15,831,158)	—	1,859,270	—	—	(13,971,888)
Balance as of September 30, 2020	(84,110,848)	—	3,558,027	(43,656,271)	—	(124,209,092)

Condensed Consolidated Statements of Cash Flows for the 9 Months Ended September 30, 2020
Net Loss	$(31,184,596)	$—	$5,577,812	$—	$—	$(25,606,784)
Class A and Class D Preferred Returns	5,577,812	—	(5,577,812)	—	—	—

	As Previously	Network	Preferred Returns	Class A Units	Captital Revenue
	Reported	Adjustments	Adjustments	Adjustments	Adjustments	As Restated

Condensed Consolidated Statement of Operations for the Six Months Ended June 30, 2020 (Unaudited)
Capitated Revenue	$226,557,015	$—	$—	$—	$908,759	$227,465,774
Other Patient Service Revenue	5,266,273	—	—	—	(1,211,599)	4,054,674
Total Operating Revenue	231,823,288	—	—	—	(302,840)	231,520,448
Medical Expenses	221,242,295	—	—	—	(302,840)	220,939,455
Total Operating Expenses	242,615,687	—	—	—	(302,840)	242,312,847
Interest Expense, net	(4,561,039)	—	3,718,542	—	—	(842,497)
Total Other Expenses	(4,561,039)	—	3,718,542	—	—	(842,497)
Net Loss Attributable to Non-Controlling Interests	(4,325,515)	4,325,515	—	—	—	—
Net Loss (formerly Net Loss Attributable to Controlling Interests)	(11,027,923)	(4,325,515)	3,718,542	—	—	(11,634,896)

Condensed Consolidated Statement of Operations for the Three Months Ended June 30, 2020 (Unaudited)
Capitated Revenue	$114,042,681	$—	$—	$—	$472,742	$114,515,423
Other Patient Service Revenue	2,821,811	—	—	—	(624,782)	2,197,029
Total Operating Revenue	116,864,492	—	—	—	(152,040)	116,712,452
Medical Expenses	105,777,973	—	—	—	(152,040)	105,625,933
Total Operating Expenses	121,527,179	—	—	—	(152,040)	121,375,139
Interest Expense, net	(2,249,977)	—	1,859,271	—	—	(390,706)
Total Other Expenses	(2,299,977)	—	1,859,271	—	—	(440,706)
Net Loss Attributable to Non-Controlling Interests	(2,774,562)	2,774,562	—	—	—	—
Net Loss (formerly Net Loss Attributable to Controlling Interests)	(4,188,102)	(2,774,562)	1,859,271	—	—	(5,103,393)

Condensed Consolidated Statements of Changes in Members' Deficit for the 6 Months Ended June 30, 2020
Preferred Return at 8% for Class A Units	$1,694,048	$—	$(1,694,048)	$—	$—	$—
Net Loss	(15,353,438)	—	3,718,542	—	—	(11,634,896)
Balance as of June 30, 2020	(69,173,164)	—	2,539,562	(43,656,272)	—	(110,289,874)

Condensed Consolidated Statements of Changes in Members' Deficit for the 3 Months Ended June 30, 2020
Preferred Return at 8% for Class A Units	$847,048	$—	$(847,048)	$—	$—	$—
Net Loss	(6,962,664)	—	1,859,271	—	—	(5,103,393)
Balance as of June 30, 2020	(69,173,164)	—	2,539,562	(43,656,272)	—	(110,289,874)

Condensed Consolidated Statements of Cash Flows for the 6 Months Ended June 30, 2020
Net Loss	$(15,353,438)	$—	$3,718,542	$—	$—	$(11,634,896)
Class A and Class D Preferred Returns	3,718,542	—	(3,718,542)	—	—	—

	As Previously	Network	Preferred Returns	Class A Units	Capitated Revenue
	Reported	Adjustments	Adjustments	Adjustments	Adjustments	As Restated

Condensed Consolidated Statement of Operations for the Three Months Ended March 31, 2020 (Unaudited)
Capitated Revenue	$112,514,334	$—	$—	$—	$436,017	$112,950,351
Other Patient Service Revenue	2,444,462	—	—	—	(586,817)	1,857,645
Total Operating Revenue	114,958,796	—	—	—	(150,800)	114,807,996
Medical Expenses	115,464,322	—	—	—	(150,800)	115,313,522
Total Operating Expenses	121,088,507	—	—	—	(150,800)	120,937,707
Interest Expense, net	(2,261,063)	—	1,859,271	—	—	(401,792)
Total Other Expenses	(2,261,063)	—	1,859,271	—	—	(401,792)
Net Loss Attributable to Non-Controlling Interests	(1,550,953)	1,550,953	—	—	—	—
Net Loss (formerly Net Loss Attributable to Controlling Interests)	(6,839,821)	(1,550,953)	1,859,271	—	—	(6,531,503)

Condensed Consolidated Statements of Changes in Members' Deficit for the 3 Months Ended March 31, 2020
Preferred Return at 8% for Class A Units	$846,999	$—	$(846,999)	$—	$—	$—
Net Loss	(8,390,774)	—	1,859,271	—	—	(6,531,503)
Balance as of March 31, 2020	(63,212,106)	—	1,527,340	(43,656,272)	—	(105,341,038)

Condensed Consolidated Statements of Cash Flows for the 3 Months Ended March 31, 2020
Net Loss	$(8,390,774)	$—	$1,859,271	$—	$—	$(6,531,503)
Class A and Class D Preferred Returns	1,859,271	—	(1,859,271)	—	—	—